Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Maximum amount of time between receipt and application of Federal aid funds	3 days
Graham Healthcare Group [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	90.00%
Hoover Treated Wood Products [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	97.72%
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (in years)	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (in years)	20 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investment maturity length	3 months
Amortized Intangible Assets, Useful Life (in years)	10 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (in years)	20 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (in years)	50 years
Advertising Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment		$ 19.8	$ 19.2
Other revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Prior Period Reclassification Adjustment		$ (19.8)	$ (19.2)